[LOGO OF CATHOLIC FUNDS]

                              THE CATHOLIC FUNDS
                      ----------------------------------
                      INVESTING WITH FAITH IN THE FUTURE


                              Annual Report
                              September 30, 1999


                                                        The Catholic Funds


                                                        [ ]  Equity Income Fund
                                                        [ ]  Large-Cap
                                                             Growth Fund
                                                        [ ]  Disciplined Capital
                                                             Appreciation Fund

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

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

 2   President's Letter

 4   Fraternalism Up Close


     Fund Spotlights

 6   The Catholic Equity Income Fund
 8   The Catholic Large-Cap Growth Fund
 10  The Catholic Disciplined Capital Appreciation Fund


     Schedules of Investments

 12  The Catholic Equity Income Fund
 17  The Catholic Large-Cap Growth Fund
 21  The Catholic Disciplined Capital Appreciation Fund

 32  Statements of Assets and Liabilities

 33  Statements of Operations

 34  Statements of Changes in Net Assets

 35  Notes to Financial Statements

 39  Financial Highlights

 40  Report of Independent Public Accountants

 41  A Note on Forward-Looking Statements



Year 2000
Issues


Your investment could be adversely affected if the computer systems do not properly process and calculate date-related information before, on and after January 1, 2000. Year 2000-related computer problems could have a negative impact on the Funds and their investments. However, we are working to avoid these problems and to obtain assurances from our service providers that they are taking similar steps.

President's Letter


[PHOTO OF ALLAN G. LORGE]

OCTOBER 29, 1999
================================================================================

Dear Fellow Shareholder:

It is my honor and pleasure to provide you with our first annual report to shareholders. After all of the preparation, it is wonderful to see our Funds a reality. We designed The Catholic Funds to provide Catholics the opportunity to have their investments professionally managed by some of the nation's best money managers, in a manner consistent with certain core Catholic values. Our investment policy reflects our strong belief that Catholic values are as important in the 21st century as they always have been. As one of our founding shareholders, you shared in this vision and chose to "invest with faith in the future."

As you read on in this report, you will find there is some good news and some not-so-good news. The good news is that by most traditional measures such as inflation, unemployment and housing starts, the U.S. economy is in excellent shape. The business world remains positive, reporting generally strong economic conditions over most areas. However, from May, the inception of our Funds, through September, the S&P 500(R) Index(1) lost about 3.4% and daily swings of 1% occurred more frequently than usual. This stock market volatility also resulted in some lukewarm returns for our Funds. None-the-less, we are proud of our Funds and the performance of our portfolios in this challenging market.

(1)The S&P 500(R) Index is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole.

The Catholic Funds    2
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                                                               3    877/222-2402


We feel that the short-term swings should not distract attention from the Funds' philosophy of investing for the long term. We hope you will keep the long-term time horizon in mind when evaluating your investment returns, because like it or not, there will always be volatility in the stock market. We have already made the most critical decision of allocating a portion of our investments to the investment objectives of one or more of The Catholic Funds. Now we must stay on course.

To assist us in this regard, we have the help of sub-advisers who were selected through a national search of more than 1,000 investment managers. Our group of experienced, professional portfolio managers knows the business, sticks to our investment objectives and works hard for you. I would like to take this opportunity to inform you of a recent development in our portfolio manager corps. We have a new portfolio manager for The Catholic Disciplined Capital Appreciation Fund. Christopher Harvey joined Enrique Chang as co-portfolio manager as of September 30, 1999. Christopher takes the place of T. Scott Wittman who was also the president of Vantage Investment Advisors, Inc. Mr. Wittman and his family have decided to move back to the Midwest where he will be working for Habitat for Humanity. We wish Scott and his family all the best.

I encourage you to read further into this report to hear directly from our portfolio managers what is behind our Funds. I am confident you will find it a very informative read. We thank you for your investment in The Catholic Funds and look forward to a long and successful relationship.

Sincerely,

/s/ Allan G. Lorge

Allan G. Lorge
President
The Catholic Funds

Fraternalism Up Close


[PHOTOS APPEAR HERE]

   (left to right: John Kenawell, President, Catholic Knights of America; Robert
      Ciesla, High Chief Ranger, Catholic Order of Foresters; Daniel Steininger,
                                  President, Catholic Knights Insurance Society)


The Catholic Funds are the result of an historic first. Catholic Knights Insurance Society, Catholic Order of Foresters and Catholic Knights of America, each a fraternal benefit society founded before 1890, joined together in the first fraternal alliance (The Catholic Fraternal Alliance) to form and own Catholic Financial Services Corporation, the distributor and adviser to the family of mutual funds known as The Catholic Funds. To fully understand the significance of this, one must know the history of fraternalism.

Fraternal benefit societies began in England in the 1500s to provide sickness and death benefits as well as social opportunities for members. Several societies migrated to the United States during the 1800s and many American societies also developed. The early success of fraternal benefit societies here can be shown by its lead organization. The National Fraternal Congress of America (NFCA) traces its founding to November 17, 1886, when 16 societies, with a combined membership of 535,000 and nearly $1.2 billion of insurance in force joined together. These are significant numbers even by today's standards. Today the NFCA has 91 fraternal benefit societies with almost 10 million members.

While each fraternal benefit society is unique, there are important similarities. Each must have a common bond such as religion, occupation or values. They must also be not-for-profit, have a branch or lodge system, and society members must participate in society governance. Each must provide insurance and other benefits to members. The early fraternal benefit societies often provided benefits to immigrant members who viewed these societies as creating and defining

The Catholic Funds    4
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                                                               5    877/222-2402


their community in a new and unfamiliar country. Because of members' low incomes and mistrust of the new country, these societies became providers of last resort for widows and orphans. Today, meeting their members' social, educational, financial and community service needs is still a vital part of these fraternal benefit societies' missions.

Catholic Knights Insurance Society, Catholic Order of Foresters and Catholic Knights of America recognize that their members need both prudent financial stewardship and Catholic stewardship. The Catholic Funds, with its investments in companies whose primary products, services and activities being consistent with the core Catholic values of sanctity of human life, no unjust wars and dignity of the human person, now exist to meet these needs.

Catholic Financial Services Corporation, with its commitment to distribute 10% of its net operating income before taxes to Catholic causes, continues in the fraternal tradition. Together Catholic Knights Insurance Society, Catholic Order of Foresters and Catholic Knights of America accounted for over $7.3 million in community service programs and fraternal support for 1998. []


The Catholic
Fraternal Alliance
-------------------------------------------------------------------------------

 . Ranks in the top 15% of life insurers in the United States in terms of life insurance in force and total assets.

 . Has more than 220,000 members who belong to one of more than 800 local lodges throughout the United States.

 . Provides over $7 million annually in charitable and benevolent funding and services to its members, their Catholic parishes and communities.

 . Has nearly $5 billion of life insurance in force and nearly $1 billion of total assets under management.


THE CORE CATHOLIC VALUES
================================================================================
Our investment philosophy is based on two principles:

PRUDENT FINANCIAL STEWARDSHIP

 . Managing investments using strategies consistent with each Fund's objective aimed at producing results that will help investors reach their financial goals.

RESPONSIBLE CATHOLIC STEWARDSHIP

 . Investing in companies whose primary products, services and activities are substantially consistent with certain core Catholic values.

   Sanctity of Human Life--Human life deserves protection from the moment of conception.

   No Unjust Wars--The indiscriminate destruction of civilians is wrong, even in the course of an otherwise justifiable war.

   Dignity of the Human Person--Every person is entitled to be treated with dignity and justice, because every human being is created in the image and likeness of God.

The Catholic Equity
Income Fund


[PHOTO]
Curtiss M. Scott, Jr., CFA, Portfolio Manager

MANAGEMENT
================================================================================

Todd Investment Advisors, Inc. of Louisville, Kentucky is the sub-adviser for The Catholic Equity Income Fund. Todd was founded in 1967 and manages about $3 billion in public and private accounts. It combines bottom-up and top-down techniques and the focus of its work is valuation. It compares price to intrinsic value in seeking to identify companies with the greatest potential for price appreciation. It also pays close attention to discovering early changes in earnings momentum as well as other factors that could lead to the unlocking of shareholder value. The portfolio manager is Curtiss M. Scott, Jr. Curt is a Chartered Financial Analyst and a 21-year veteran of the investment business.

1. How has the Fund performed compared to the market (S&P 500(R) Index) since inception and why?

The Fund has modestly underperformed the S&P 500 since inception on May 3, 1999. This is largely due to the fact that the S&P 500 has become a mega-cap growth index. In addition, we have a 15% weighting in bonds and cash for income generation and defensive purposes. In spite of this fact, we have performed admirably against this benchmark, particularly as a value manager. During this period, value managers have underperformed the S&P 500, as indicated by the Russell 1000(R) Value Index(2) return of -8.2% versus -3.4% for the S&P 500. The S&P 500(R) Index is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole. The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and forecasted growth value.

2. Do you make a conscious effort to hold stocks in every sector?

Yes. We attempt to hold stocks in every major sector of the S&P 500. (A major sector is one that has a position of 4% or more.) We also have a sector off-weighting policy and it is as follows: (plus or minus)6% absolute or (plus or minus)50% relative to the S&P, whichever is greater. This process controls risk on a top-down basis because when the major sectors rise or fall significantly, we will always be represented appropriately in those sectors and not deviate too far from the index. Volatility is minimized as a result.

3. What process do you use to decide when a stock should be sold?

A stock is considered for sale when its price-to-intrinsic value ratio rises above that of the S&P 500 or when the fundamentals of a stock or an industry weaken. A stock is automatically sold when the price-to-intrinsic value ratio rises above 1.5x that of the S&P 500 and/or a significant negative earnings surprise occurs.

The Catholic Funds    6
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                                                               7    877/222-2402

4. You hold much less in technology than the market weighting of the S&P 500 (11% to 25% or so). Is it going to crash?

The underweighting in technology within the portfolio is primarily a function of the strong outperformance of this sector of the market over the past several years. This strong outperformance has led to unattractive valuations on our Dividend Discount Model. Consequently, we have reduced our weighting in technology over the past six months. We believe in the long-term performance potential of the technology sector; therefore, we will have significant representation there. However, we do feel that technology is an area with the greatest potential for a significant correction.

[PIE CHART APPEARS HERE]

SECTOR BREAKDOWN
Financial...........................................16%
Technology..........................................11
Government Bonds.................................... 9
Utility............................................. 8
Consumer Cyclicals.................................. 7
Consumer Non-Cyclicals.............................. 7
Health Care......................................... 7
Commercial Services................................. 6
Basic Materials..................................... 5
Energy.............................................. 5
Corporate Bonds..................................... 4
Industrials......................................... 4
Telecommunications.................................. 4
Consumer Services................................... 3
Transport........................................... 2
Cash Equivalents.................................... 2

PORTFOLIO CHARACTERISTICS                                SEPTEMBER 30, 1999
NAV per Share..............................................           $9.54
Total Net Assets...........................................      $3,311,602
Number of Holdings.........................................              53
Largest Market Cap.........................................  $480.0 Billion
Median Market Cap..........................................   $19.2 Billion
Smallest Market Cap........................................    $0.9 Billion
Price/Earnings Ratio.......................................            21.5x
Price/Book Ratio...........................................            4.92
Earnings Growth Rate (Projected)...........................              11%

TOTAL RETURN - CUMULATIVE                                SEPTEMBER 30, 1999
                                    On Net Asset Value   On Offering Price*
---------------------------------------------------------------------------
Since Inception 5/3/99:                   -4.06%               -7.92%

Notes to performance information: Share values and total returns are subject to fluctuation. Shares, when redeemed, may be worth more or less than their original cost. Past performance is not an indication of future results.

* Total return calculation reflects a maximum sales load of 4.00%.

TOP 5 HOLDINGS - SUBJECT TO CHANGE WITHOUT NOTICE            SEPTEMBER 30, 1999
                                                            % of Total Portfolio
BANK OF AMERICA CORPORATION...............................................  2.9%
The first coast-to-coast bank with about 11,500 branches globally
--------------------------------------------------------------------------------
ANHEUSER-BUSCH COMPANIES..................................................  2.9
World's largest brewer; also operates theme parks and water parks
--------------------------------------------------------------------------------
ABBOTT LABORATORIES.......................................................  2.8
One of the top U.S. health care and pharmaceutical producers
--------------------------------------------------------------------------------
TEXACO, INC...............................................................  2.8
Markets fuel and lubricants at 38,000 gas stations worldwide; operates transportation, trading and distribution facilities
--------------------------------------------------------------------------------
MERCK & COMPANY, INC. ....................................................  2.6
#1 drug maker in the United States; one of the world's largest prescription drug companies

The Catholic Large-Cap Growth Fund



[PHOTO]
John S. Dale,
CFA, Portfolio Manager

[PHOTO]
Gary E. Nussbaum,
CFA, Portfolio Manager


MANAGEMENT
================================================================================
Peregrine Capital Management, Inc. of Minneapolis is the sub-adviser to the Fund. Peregrine was founded in 1984 and is an independently operated subsidiary of Norwest Bank Minnesota N.A. It is organized on the premise that small teams of experienced professionals can deliver superior investment results. It currently manages over $6 billion in public funds and private accounts. It manages The Catholic Large-Cap Growth Fund by concentrating on companies with sustainable earnings growth. It confirms its research by visits to over 150 companies per year. The result is a portfolio with between 30 to 50 companies. The portfolio managers are John S. Dale and Gary E. Nussbaum. They are both senior vice presidents and have been portfolio managers with Peregrine for 12 and 9 years, respectively. They are also both Chartered Financial Analysts.

1. How has the Fund performed compared to the market (S&P 500(R) Index) since inception and why?

Since the Fund's inception on May 3, 1999, it has performed relatively well in a rather volatile market environment, with a -2.2% return for the Fund compared to about -3.4% return for the S&P 500. There has been a tug-of-war environment since early this year. On the positive end, the good profit and economic environment has benefited equities. On the negative front, inflation and interest rate expectations have risen--negatively impacting equity prices. The S&P 500(R) Index is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole.

2. You usually hold between 30-50 stocks while many other growth fund managers may hold 50-100 stocks--why?

We are investing in very rare companies. Based on our research, the companies held in the Fund are expected to grow earnings at least 50% faster than the S&P 500--on a trend-line basis, and beyond an economic cycle. In other words, we expect them to grow rapidly over a very long period. In order to meet our expectations, companies need to be growing units at a very fast rate, must be dominant in their industry or niche, and must maintain very high-quality fundamental characteristics. High and defensible returns on capital and low levels of debt allow these companies to reinvest in the business to sustain the tremendous growth. Companies that can achieve and sustain these criteria are very rare indeed. That is why we select, on a company-by-company basis, 30-50 of the best. This small number may result in more day to day volatility than other funds.

3. In your view what are the major risks facing the market during the next year?

Over the long term, corporate earnings and price-to-earnings ratios drive stock prices. Inflation can have a significantly negative effect on the value investors are willing to place on stocks (price-to-earnings ratio). Currently many investors are concerned that strong economic growth will cause inflation. We do not believe that growth causes inflation. However, inflation

The Catholic Funds    8
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                                                               9    877/222-2402

can have a negative effect on economic growth and profits. While the Federal Reserve is focused on no or low inflation, it is always possible that inflationary forces are brewing which would be a market risk factor (moderate to low probability).

4. How important are your face-to-face meetings with a company's management when looking at a stock to purchase?

Face-to-face meetings with management are a critical element of this style. We are seeking to invest in a company for a long time; therefore, it is quite important to meet with the strategic business leaders. Management must communicate a clear strategy of high unit volume and earnings growth, and outstanding fundamental characteristics. In addition, we also talk to employees, competitors, trade sources, consultants and analysts.

[PIE CHART APPEARS HERE]


SECTOR BREAKDOWN
Technology.................  34.0%
Health Care................  18.1
Financial..................  15.4
Commercial Services........  13.1
Consumer Cyclicals.........   8.6
Industrials................   5.6
Consumer Non-Cyclicals.....   1.7
Energy.....................   0.9
Cash.......................   2.6

PORTFOLIO CHARACTERISTICS                             SEPTEMBER 30, 1999
NAV per Share......................................................$9.78
Total Net Assets..............................................$3,570,108
Number of Holdings....................................................37
Largest Market Cap........................................$480.0 Billion
Median Market Cap..........................................$28.0 Billion
Smallest Market Cap.........................................$2.0 Billion
Price/Earnings Ratio...............................35x (CY2000 Estimate)
Price/Book Ratio.....................................................11x
Earnings Growth Rate.......28% (5 Year Historical) 21% (5 Year Forecast)

TOTAL RETURN - CUMULATIVE                             SEPTEMBER 30, 1999

                             On Net Asset Value       On Offering Price*
------------------------------------------------------------------------
Since Inception 5/3/99:            -2.20%                    -6.14%

Notes to performance information: Share values and total returns are subject to fluctuation. Shares, when redeemed, may be worth more or less than their original cost. Past performance is not an indication of future results.

* Total return calculation reflects a maximum sales load of 4.00%.

TOP 5 HOLDINGS - SUBJECT TO CHANGE WITHOUT NOTICE
SEPTEMBER 30, 1999

% of Total Portfolio
CISCO SYSTEMS,
INC.............................................................................................9.2%
The leading provider of high-performance products used to build local and wide area networks
------------------------------------------------------------------------------------------------------------------
MICROSOFT
CORPORATION..........................................................................................8.6
Dominant developer of computer operating systems and applications software
------------------------------------------------------------------------------------------------------------------
SOLECTRON
CORPORATION..........................................................................................4.9
Provides integrated manufacturing services to an array of technology companies
------------------------------------------------------------------------------------------------------------------
HOME DEPOT,
INC................................................................................................4.8
Do-it-yourselfers and contractors alike look to this home center leader for its prices, selection and unmatched service
------------------------------------------------------------------------------------------------------------------
INTEL
CORPORATION..............................................................................................4.8
Worldwide dominant microprocessor developer and manufacturer

The Catholic Disciplined
Capital Appreciation Fund

[PHOTO]
Enrique Chang, Portfolio Manager

[PHOTO]
Christopher P. Harvey, Portfolio Manager


MANAGEMENT
================================================================================
Vantage Investment Advisors, Inc., the sub-adviser to The Catholic Disciplined Capital Appreciation Fund, is a U.S. domestic equity manager, with over $9 billion in assets under management, for a diverse client base including pension plans, endowments, foundations, insurance companies, religious organizations and individuals. It believes consistent, long-term performance is produced by a bottom-up, quantitative style of investing that systematically identifies undervalued stocks with above-average earnings potential. It selects securities based upon objective information and utilizes both growth and value criteria such as the price/earnings (P/E) ratio, dividend yield and earnings momentum. This analysis is facilitated by a proprietary computer system. The portfolio managers are Enrique Chang and Christopher P. Harvey. Mr. Chang, who has masters degrees in both business and statistics, is Vantage's chief investment officer as well as director of research and portfolio management, while Mr. Harvey is vice president, portfolio manager and research.

1. How has the Fund performed compared to the market (S&P 500(R) Index) since inception and why?

The Fund has performed in-line with the S&P 500 since inception on May 3, 1999. Using a disciplined process that identifies attractive stocks based on their current value and prospective earnings growth, the Fund has selected individual companies that have performed well. Offsetting the strong performance of individual companies, the market as a whole has been driven by large companies since inception, while medium-sized companies have lagged behind. The Fund emphasizes medium-sized companies and did not benefit from this broader trend toward large companies. The S&P 500(R) Index is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole.

2. You use a systematic computer-driven model to identify attractive stocks. What kind of data does this system use in the evaluation process?

The Fund utilizes data such as reported earnings, current price, dividends, historical earnings and other items that would indicate a company's future prospects. This data is typically found on a company's financial statements or in general information sources. In addition, the Fund utilizes earnings estimates generated from Wall Street analysts that provide an indication of how the company is likely to perform in the future. Finally, the Fund considers data generated by outside research sources that measure the reliability of Wall Street earnings estimates and the current attractiveness of a company.

3. How does the human element factor into your system?

The systems in place are used to automate the insights of the investment team. The team developed the system in place based on sound financial theory, incorporating those elements in the process that have historically proven reliable in evaluating potential investments. In addition, the team conducts ongoing research, seeking to enhance all elements of the investment process and maintain the effectiveness of the approach.

The Catholic Funds    10
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                                                              11    877/222-2402

4. You are called portfolio managers rather than stock pickers or traders. How does a portfolio differ from a random collection of stocks that one hopes goes up?

The Fund carefully balances risk and return seeking to maximize return subject to appropriate levels of risk. The investment systems in place identify the most attractive companies. As portfolio managers, we control risk by assembling those stocks in a manner where individual company and industry risk is limited. We control individual stock risk by holding many stocks and control industry risk by investing in all industries.


[PIE CHART APPEARS HERE]


SECTOR BREAKDOWN
Technology.................25.4%
Financial..................16.8
Health Care................10.6
Telecommunications..........7.6
Consumer Cyclicals..........7.2
Consumer Non-Cyclicals......6.7
Energy......................6.0
Consumer Services...........5.8
Basic Materials.............3.7
Utility.....................2.0
Commercial Services.........1.9
Industrials.................1.4
Transport...................1.2
Cash........................3.7

PORTFOLIO CHARACTERISTICS                         SEPTEMBER 30, 1999
NAV per Share..................................................$9.69
Total Net Assets..........................................$3,365,592
Number of Holdings...............................................123
Largest Market Cap....................................$480.0 Billion
Median Market Cap.......................................$6.8 Billion
Smallest Market Cap.....................................$0.8 Billion
Price/Earnings Ratio (forecasted 12-month EPS).................18.0x
Price/Book Ratio................................................3.5x
EPS Growth (1 year)............................................26.8%

TOTAL RETURN - CUMULATIVE                         SEPTEMBER 30, 1999

                            On Net Asset Value    On Offering Price*
--------------------------------------------------------------------
Since Inception 5/3/99:           -3.10%                -7.01%

Notes to performance information: Share values and total returns are subject to fluctuation. Shares, when redeemed, may be worth more or less than their original cost. Past performance is not an indication of future results.

* Total return calculation reflects a maximum sales load of 4.00%.

TOP 5 HOLDINGS - SUBJECT TO CHANGE WITHOUT NOTICE
SEPTEMBER 30, 1999

% of Total Portfolio
MICROSOFT
CORPORATION...................................................................................4.0%
Dominant developer of computer operating systems and applications software
------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS,
INC..................................................................................1.5
Makes semiconductors, analog chips, logic chips and microprocessors
------------------------------------------------------------------------------------------------------------
IBM
CORPORATION.........................................................................................1.4
World's top provider of computer hardware, #2 provider of software
------------------------------------------------------------------------------------------------------------
BELL ATLANTIC
CORPORATION...............................................................................1.4
#2 local phone company in the United States
------------------------------------------------------------------------------------------------------------
ADOBE SYSTEMS,
INC......................................................................................1.3
Leader in desktop publishing software, including Photoshop, Illustrator and
PageMaker

Schedule of Investments

AS OF SEPTEMBER 30, 1999

Common Stocks (85.4%)                             Shares          Market Value
==============================================================================
AEROSPACE (1.9%)
---------------
Allied Signal, Inc.                                1,050             $ 62,934
Produces a wide variety of products for
the aerospace, automotive, pharmaceutical,
fibers and plastics industries
                                             --------------------------------
                                             Total                     62,934
                                             --------------------------------
AIR TRANSPORTATION (2.3%)
------------------------
Delta Air Lines, Inc.                              1,600               77,600
Provides air transportation in the U.S.
and more than 30 other countries
                                             --------------------------------
                                             Total                     77,600
                                             --------------------------------
AUTOS & TRUCKS (2.4%)
--------------------
Ford Motor Company                                 1,600               80,300
World's largest truck maker; #2
manufacturer of cars and trucks combined
                                             --------------------------------
                                             Total                     80,300
                                             --------------------------------
BANKING (8.0%)
-------------
Bank of America Corporation                        1,700               94,669
The first coast-to-coast bank with
about 11,500 branches globally

Bank One Corporation                               1,300               45,256
A superregional bank with some 2,000
branches in 14 states

Regions Financial Corporation                      1,400               42,000
Provides consumer banking and financial
services out of more than 700 offices

Wachovia Corporation                               1,050               82,556
A southeastern interstate bank holding
company offering consumer and corporate
banking services
                                             --------------------------------
                                             Total                    264,481
                                             --------------------------------
CHEMICALS (1.6%)
---------------
Hercules, Inc.                                     1,800               51,525
A worldwide supplier of specialty
chemical products for making paper
and tissue paper, packaging, inks and
adhesives
                                             ---------------------------------
                                             Total                     51,525
                                             ---------------------------------
COMPUTER PRODUCTS & SERVICES (9.2%)
----------------------------------
Cisco Systems, Inc.*                                 850               58,278
The leading provider of high-performance
products used to build local and wide
area networks

Computer Associates International, Inc.            1,300               79,625
Offers software products including data
access and network management tools

The Catholic Funds    12        The accompanying Notes to Financial Statements
                                are an integral part of this schedule.

                                                              13    877/222-2402

                                                 THE CATHOLIC EQUITY INCOME FUND

Common Stocks (85.4%)
Shares   Market Value
========================================================================================================
Computer Sciences Corporation*
1,100      $ 77,343
Among the world's leaders in information technology consulting, systems integration and outsourcing to global industries and government agencies

Microsoft Corporation*
400        36,225
Dominant developer of computer operating systems and applications software

Oracle Corporation*
1,150        52,325
The leading developer of database management systems software

-----------------------

Total         303,796

-----------------------
COSMETICS & TOILETRIES (2.5%)
-----------------------------
Kimberly-Clark Corporation
1,550        81,375
World's top maker of personal paper products including Kleenex and Scott

-----------------------

Total          81,375

-----------------------
DRUGS & MEDICAL SUPPLIES (9.0%)
-------------------------------
Abbott Laboratories
2,500        91,875
One of the top U.S. health care and pharmaceutical producers

Bristol-Myers Squibb Company
950        64,125
Sells pharmaceuticals and personal care products, including Clairol and Excedrin

Cardinal Health, Inc.
1,100        59,950
A large U.S. wholesaler of pharmaceuticals, and surgical and hospital supplies

Merck & Company, Inc.
1,250        81,016
#1 drug maker in the U.S.; one of the world's largest prescription drug companies

-----------------------

Total         296,966

-----------------------
ELECTRICAL EQUIPMENT (2.5%)
---------------------------
General Electric Company
700        82,994
Produces aircraft engines, transportation equipment, appliances, lighting, electric distribution and control equipment and related products

-----------------------

Total          82,994

-----------------------
ELECTRONICS (2.0%)
------------------
Intel Corporation
900        66,881
Worldwide dominant microprocessor developer and manufacturer

-----------------------

Total          66,881

-----------------------
ENERGY SERVICES  (5.7%)
-----------------------
Duke Energy Corporation
1,500        82,687
Provides electricity to two million people; also moves natural gas through
11,500 miles of pipeline that stretch from the Gulf Coast to the northeastern
U.S.

TECO Energy, Inc.
2,700        57,038
Holding company for Tampa Electric; has subsidiaries in unregulated businesses

The accompanying Notes to Financial Statements are an integral part of this schedule.

                                                 THE CATHOLIC EQUITY INCOME FUND

Common Stocks (85.4%)
Shares       Market Value
================================================================================
=================================
Texas Utilities Company
1,350       $ 50,372
Supplies energy to more than nine million customers in Australia, Europe, Mexico and Texas; involved in U.S. deregulated businesses

-------------------------

Total           190,097

-------------------------

FINANCIAL SERVICES (8.8%)
-------------------------
H & R Block, Inc.
700         30,406
In addition to its tax operations in the U.S., Canada, Australia and the UK, it provides mortgage services, financial planning, investment advice and accounting

Fannie Mae
1,200         75,225
A public company whose existence is mandated by the U.S. government and its purpose is to provide liquidity in the mortgage market

MBIA, Inc.
1,600         74,600
The holding company for Municipal Bond Investors Assurance Corp., the U.S.'s
leading financial guarantor for state and local governments, nonmunicipal issuers and financial institutions

MBNA Corporation
2,200         50,188
The world's third-largest issuer of credit and the leading issuer of affinity cards

MGIC Investment Corporation
1,300         62,075
The parent company of Mortgage Guaranty Insurance, the leading provider of private mortgage insurance to lenders

-------------------------

Total           292,494

-------------------------
FOOD & BEVERAGE (2.9%)
Anheuser-Busch Companies, Inc.
1,350         94,584
World's largest brewer; also operates theme parks and water parks

------------------------

Total           94,584

------------------------
INSURANCE (2.3%)
CIGNA Corporation
1,000         77,750
A multiline insurance and financial services company

------------------------

Total           77,750

------------------------
OIL (6.6%)
Atlantic Richfield Company
700         62,038
An integrated oil company engaging in the exploration, production, refining and marketing of crude oil, natural gas and natural gas liquids

Coastal Corporation
1,500         61,406
A diversified energy company involved in natural gas, petroleum, chemicals, power plants and trucking

The Catholic Funds    14         The accompanying Notes to Financial Statements
                                 are an integral part of this schedule.

                                                              15    877/222-2402

                                                 THE CATHOLIC EQUITY INCOME FUND

Common Stocks (85.4%)
Shares   Market Value
================================================================================
===================================
Texaco, Inc.
1,500       $ 94,688
Markets fuel and lubricants worldwide; operates transportation, trading and distribution facilities

--------------------------

Total            218,132

--------------------------
PAPER PRODUCTS (1.7%)
---------------------
Willamette Industries, Inc.
1,300         56,062
Owns more than 100 pulp, paper and other wood-product manufacturing plants

--------------------------

Total             56,062

--------------------------
REAL ESTATE INVESTMENT TRUSTS (REITS) (5.8%)
--------------------------------------------
Archstone Communities Trust
2,000         38,625
The second-largest apartment real estate investment trust in the United States

First Industrial Realty Trust, Inc.
1,800         44,550
A real estate investment trust that acquires, develops and manages industrial real estate in about 25 states

Mack-Cali Realty Corporation
1,500         40,219
A real estate investment trust that owns, leases and manages office buildings

Simon Property Group, Inc.
1,600         35,900
U.S.'s largest owner of malls; owns, develops or manages more than 240 properties and gained paired-share status after buying Corporate Property
Investors in 1998

Spieker Properties, Inc.
950         32,953
A real estate investment trust that owns about 40 million sq. ft. of industrial, office and retail space

--------------------------

Total            192,247

--------------------------
RETAIL (4.1%)
-------------
Dollar General Corporation
2,625         81,047
A chain of about 4,000 discount stores in 24 midwestern and southeastern states

Wal-Mart Stores, Inc.
1,150         54,697
World's #1 retailer, with about 3,600 Wal-Marts, Sam's Club membership-only warehouse stores and Wal-Mart Supercenters

--------------------------

Total            135,744

--------------------------
STEEL PRODUCERS (2.3%)
----------------------
Nucor Corporation
1,600         76,200
Operates steel minimills that make steel by melting scrap metal in electric arc furnaces at a fraction of the cost and time of conventional steelmaking

--------------------------

Total            76,200

--------------------------
TELECOMMUNICATIONS (3.8%)
-------------------------
Bell Atlantic Corporation
900         60,581
#2 local phone company in the U.S.; will soon approach old Ma Bell's size after its planned purchase of GTE

The accompanying Notes to Financial Statements are an integral part of this schedule.

                                                 THE CATHOLIC EQUITY INCOME FUND

Common Stocks (85.4%)
Shares     Market Value
================================================================================
==================================
GTE Corporation
850        $   65,344
Serves more than 23 million local phone customers; offers long-distance cellular and PCS phone service, consumer Internet access and related services

----------------------------

Total           125,925

----------------------------

---------------------------------------------------------------------------------

Total Common Stocks (Cost $2,956,527)
2,828,087
---------------------------------------------------------------------------------

*Nondividend-paying stock


Principal
Fixed-Income Investments (13.6%)
Amount      Market Value
==================================================================================================================
CORPORATE INVESTMENTS (4.5%)
----------------------------
Atlantic Richfield Company, 5.90%, 4/15/2009
$ 25,000        $   23,215
Bank of America Corporation, 7.75%, 7/15/2002
50,000            51,495
Jones Apparel Group, 7.875%, 6/15/2006
25,000            24,913
Lexmark International Group, Inc., 6.75%, 5/15/2008
25,000            23,372
Nielsen Media Research, 7.60%, 6/15/2009
25,000            25,003

----------------------------

Total                147,998

----------------------------
U.S. GOVERNMENT INVESTMENTS (9.1%)
----------------------------------
U.S. Treasury Note, 5.625%, 5/15/2001
150,000           149,953
U.S. Treasury Note, 6.25%, 1/31/2002
75,000            75,867
U.S. Treasury Note, 5.75%, 8/15/2003
75,000            74,766

----------------------------

Total                300,586

----------------------------

---------------------------------------------------------------------------------
Total Fixed-Income Investments (Cost $452,318)
448,584
---------------------------------------------------------------------------------

Principal
Short-Term Investments (1.3%)
Amount      Market Value
==================================================================================================================
DEMAND NOTES (1.3%)
-------------------
Wisconsin Corporate Central Credit Union, 5.05%
43,913            43,913

---------------------------------------------------------------------------------
Total Short-Term Investments (Cost $43,913)
43,913

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Total Investments (100.3%) (Cost $3,452,758)
3,320,584
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Liabilities, less Other Assets (-0.3%)
(8,982)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
TOTAL NET ASSETS (100.0%)
$3,311,602
---------------------------------------------------------------------------------

The Catholic Funds    16         The accompanying Notes to Financial Statements
                                 are an integral part of this schedule.

                                                              17    877/222-2402

Schedule of Investments
AS OF SEPTEMBER 30, 1999

Common Stocks (97.8%)
Shares   Market Value
======================================================================================================================
BANKING (1.3%)
--------------
State Street Corporation
700        $ 45,237
An institutional investor services and investment management firm

---------------------

Total          45,237

---------------------
BUSINESS SERVICES (4.4%)
------------------------
Cintas Corporation
1,300          75,156
Designs, makes, rents and sells uniforms in the U.S. and Canada
Paychex, Inc.
2,450          83,606
Processes the payrolls of some 300,000 clients

---------------------

Total         158,762

---------------------
COMPUTER PRODUCTS & SERVICES (22.1%)
------------------------------------
Cisco Systems, Inc.*
4,800         329,100
The leading provider of high-performance products used to build local and wide area networks

DST Systems, Inc.*
800          45,500
Provides information processing services and computer software products and services to mutual funds, insurance companies and banks

EMC Corporation*
1,200          85,725
#1 maker of mainframe computer disk memory hardware and software

Microsoft Corporation*
3,400         307,913
Dominant developer of computer operating systems and applications software

SunGard Data Systems, Inc.*
800          21,050
A computer services and software company

---------------------

Total         789,288

---------------------

CONSULTING SERVICES (0.7%)
--------------------------
Gartner Group, Inc., Class A*
900          14,344
Gartner Group, Inc., Class B*
729          12,165
One of the nation's leading information technology consultants

---------------------

Total          26,509

---------------------
DATA PROCESSING (4.8%)
----------------------
Automatic Data Processing, Inc.
1,500          66,937
The largest payroll and tax filing processor in the world

First Data Corporation
1,300          57,038
The U.S.'s largest third-party processor of credit card transactions

The accompanying Notes to Financial Statements are an integral part of this schedule.

                                              THE CATHOLIC LARGE-CAP GROWTH FUND

Common Stocks (97.8%)                                       Shares      Market
Value
====================================================================================
Fiserv, Inc.*                                                1,500          $ 48,750
Provides check clearing, funds transfer, credit card
administration and data processing outsourcing
services to about 7,000 financial institutions
                                                          --------------------------
                                                          Total              172,725
                                                          --------------------------
DRUGS & MEDICAL SUPPLIES (14.6%)
--------------------------------
Cardinal Health, Inc.                                          800            43,600
A large U.S. wholesaler of pharmaceuticals and
surgical and hospital supplies

Medtronic, Inc.                                              4,600           163,300
#1 maker of implantable biomedical devices

Merck & Company, Inc.                                        1,500            97,219
#1 drug maker in the U.S.; one of the world's
largest prescription drug companies

Pfizer, Inc.                                                 4,600           165,312
Makes drugs and consumer health products

Warner-Lambert Company                                         800            53,100
Makes pharmaceuticals and consumer products
such as Listerine, Clorets and Certs
                                                          --------------------------
                                                          Total              522,531
                                                          --------------------------

ELECTRONICS (9.8%)
------------------
Intel Corporation                                            2,300
170,919
Worldwide dominant microprocessor developer
and manufacturer

Solectron Corporation*                                       2,500
179,531
Provides integrated manufacturing services to
an array of technology companies
                                                          --------------------------
                                                          Total              350,450
                                                          --------------------------
ENERGY SERVICES (0.9%)
----------------------
Schlumberger Limited                                           500            31,156
One of the world's largest and most diversified
oil services firms
                                                          --------------------------
                                                          Total               31,156
                                                          --------------------------
ENTERTAINMENT (0.7%)
--------------------
The Walt Disney Company                                        900            23,288
A media company with interests in TV and movies;
well known for its theme parks
                                                          --------------------------
                                                          Total               23,288
                                                          --------------------------
FINANCIAL SERVICES (10.9%)
--------------------------
Franklin Resources, Inc.                                     2,300            70,725
Provides investment services to the Franklin
Templeton Group of Funds; offers management
services to other mutual funds

The Catholic Funds    18          The accompanying Notes to Financial Statements
                                  are an integral part of this schedule.

                                                              19    877/222-2402

                                              THE CATHOLIC LARGE-CAP GROWTH FUND


Common Stocks (97.8%)
Shares  Market Value
=========================================================================================================
The Charles Schwab Corporation
4,100     $138,119
Provides financial services; its eSchwab is the #1 online trader

The Goldman Sachs Group, Inc.
1,700      103,700
A leader in global investment banking; one of the top U.S. IPO underwriters

T. Rowe Price Associates, Inc.
2,800       76,825
Manages the proprietary T. Rowe Price Mutual Funds; provides other asset management services for individuals and institutions

-------------------

Total       389,369

-------------------
FOOD & BEVERAGE (1.8%)
----------------------
The Coca-Cola Company
1,300       62,481
World's top soft-drink company

-------------------

Total        62,481

-------------------
HEALTH CARE SERVICES (3.5%)
---------------------------
IMS Health, Inc.
5,500      125,469
A leading worldwide provider of information and decision-support services to the pharmaceutical and health care industries

-------------------

Total       125,469

-------------------
INSURANCE (4.6%)
----------------
American International Group, Inc.
1,875      163,008
One of the world's largest insurance firms with operations in 130 countries

-------------------

Total       163,008

-------------------
RETAIL (8.6%)
-------------
Fastenal Company
500       23,563
Sells industrial and construction supplies in 600 stores

Home Depot, Inc.
2,500      171,563
Do-it-yourselfers and contractors alike look to this home center leader for its prices, selection and unmatched service

Staples, Inc.*
5,200      113,425
Sells office products, furniture, computers, and printing and photocopying services at more than 1,000 stores in the U.S., Canada, Germany and the UK

-------------------

Total       308,551

-------------------
TELECOMMUNICATIONS (9.1%)
-------------------------
Lucent Technologies, Inc.
2,500      162,187
Leading U.S. maker of telecom equipment and software

Nokia Oyj, ADR
1,000       89,812
World's #1 mobile phone maker; headquartered in Finland

The accompanying Notes to Financial Statements are an intrgral part of this schedule.

                                              THE CATHOLIC LARGE-CAP GROWTH FUND

Common Stocks (97.8%)
Shares  Market Value
======================================================================================================

Telefonaktiebolaget LM Ericsson, ADR
2,300   $   71,875
A Swedish telecommunications equipment maker, a leader in mobile phone sales

------------------

Total      323,874

------------------

                                       ----------------------------------------------------------------
                                       Total Common Stocks (Cost $3,531,804)                  3,492,698
                                       ----------------------------------------------------------------

*Nondividend-paying stock


Principal
Short-Term Investments (8.6%)
Amount     Market Value
======================================================================================================
DEMAND NOTES (8.6%)
-------------------
Wisconsin Corporate Central Credit Union, 5.05%
134,646     134,646
Wisconsin Electric Company, 5.02%
170,955     170,955
                                       ---------------------------------------------------------------
                                       Total Short-Term Investments (Cost $305,601)            305,601
                                       ---------------------------------------------------------------
                                       ---------------------------------------------------------------
                                       Total Investments (106.4%) (Cost $3,837,405)          3,798,299
                                       ---------------------------------------------------------------
                                       ---------------------------------------------------------------
                                       Liabilities, less Other Assets (-6.4%) (228,191)
                                       ---------------------------------------------------------------
                                       ---------------------------------------------------------------
                                       TOTAL NET ASSETS (100.0%) $3,570,108
                                       ---------------------------------------------------------------

The Catholic Funds    20          The accompanying Notes to Financial Statements
                                  are an integral part of this schedule.

                                                              21    877/222-2402

Schedule of Investments
AS OF SEPTEMBER 30, 1999




Common Stocks (96.6%)
Shares  Market Value
===================================================================================================
AEROSPACE (0.8%)
----------------

Cordant Technologies, Inc.
400  $    12,175
A global leader in solid rocket-propulsion systems and the sole maker of solid rocket boosters for NASA's space shuttle program

The B.F. Goodrich Company
500       14,500
A leader in aerospace systems and services and in specialty
chemicals; it no longer makes tires
                                                                               -
------------------

Total        26,675
                                                                               -
------------------
AIR TRANSPORTATION (1.2%)
-------------------------
Delta Air Lines, Inc.
400       19,400
Provides air transportation in the U.S. and more than 30 other countries

UAL Corporation*
300       19,594
The holding company for United Air Lines, the #1 air carrier in the world
                                                                               -
------------------

Total        38,994
                                                                               -
------------------
AUTOS & TRUCKS (1.9%)
---------------------
Delphi Automotive Systems Corporation
209        3,357
World's largest maker of auto parts; a spinoff from GM

Ford Motor Company
800       40,150
World's largest truck maker; #2 manufacturer of cars and trucks combined

General Motors Corporation
300       18,881
World's #1 maker of cars and trucks; GMAC unit provides financing services
                                                                               -
------------------

Total        62,388
                                                                               -
------------------
BANKING (4.4%)
--------------
Charter One Financial, Inc.
1,440       33,300
A holding company for Charter One Bank (among the top five U.S. thrifts)

Dime Bancorp, Inc.
1,000       17,500
The parent of Dime Savings Bank of New York, the fifth-largest U.S. thrift

Fleet Boston Corporation
600       21,975
Serves customers in the Northeast through about 1,200 branches, providing banking, asset management and data processing

The Chase Manhattan Corporation
600       45,225
Offers commercial, consumer and investment banking services globally

UnionBanCal Corporation
800       29,000
Holding company for Union Bank of California, which operates globally
                                                                               -
------------------

Total       147,000
                                                                               -
------------------

The accompanying Notes to Financial Statements are an integral part of this schedule.

THE CATHOLIC DISCIPLINED CAPITAL APPRECIATION FUND

Common Stocks (96.6%)
Shares     Market Value
===========================================================================================================================
CASINOS & HOTELS (1.5%)
-----------------------
Harrah's Entertainment, Inc.*
1,100         $ 30,525
World's second-largest gaming company

Mandalay Resort Group*
1,000           19,750
Owns 10 casino/hotels in Nevada, including Mandalay Bay, Circus Circus,
Excalibur and Luxor in Las Vegas

---------------------------

Total                50,275

---------------------------
CHEMICALS (2.3%)
----------------
Dow Chemical Company
300           34,087
World leader in the production of plastics, chemicals, hydrocarbons, herbicides and pesticides

The Lubrizol Corporation
800           20,550
Makes fuel additives designed to control deposits and improve combustion, with
1,100 products marketed worldwide

W.R. Grace & Company*
1,400           22,488
Focuses on catalysts, construction materials, and coatings and sealants

---------------------------

Total                77,125

---------------------------
COMPUTER PRODUCTS & SERVICES (6.9%)
-----------------------------------
Adaptec, Inc.*
900           35,719
Makes hardware and software that speed data transfer between computers, peripherals and networks, dominating the market for SCSI technology

EMC Corporation*
600           42,863
#1 maker of mainframe computer disk memory hardware and software

Microsoft Corporation*
1,500          135,844
Dominant developer of computer operating systems and applications software

Safeguard Scientifics, Inc.*
200           13,600
Invests in young, primarily high-tech ventures, providing entrepreneurial and managerial assistance to make the companies' stock desirable

Silicon Graphics, Inc.*
600            6,563
Manufactures the advanced graphics computers used to create Hollywood's most striking special effects

---------------------------

Total               234,589

---------------------------
COMPUTERS & SOFTWARE (5.7%)
---------------------------
Adobe Systems, Inc.
400           45,400
Leader in desktop publishing software, including PhotoShop, Illustrator and
PageMaker

Apple Computer, Inc.*
500           31,656
Makes such products as the Macintosh computer, the fruit-colored iMac, the
Mac OS, servers, peripherals and software

The Catholic Funds    22          The accompanying Notes to Financial Statements
                                  are an integral part of this schedule.

                                                              23    877/222-2402

THE CATHOLIC DISCIPLINED CAPITAL APPRECIATION FUND

Common Stocks (96.6%)
Shares       Market Value
===========================================================================================================================

BMC Software, Inc.*
300           $ 21,469
Provides more than 200 software tools for corporate networked computers

Compuware Corporation*
1,000             26,062
Makes testing, development and management software for programs running on stand-alone mainframe computer systems and in corporate networks

Gateway, Inc.*
400             17,775
#2 direct marketer of personal computers in the U.S.

International Business Machines Corporation
400             48,550
World's top provider of computer hardware; #2 provider of software

-------------------------

Total            190,912

-------------------------
COMMUNICATIONS (0.8%)
---------------------
Motorola, Inc.
300             26,400
Makes cellular products, semiconductors, two-way radios, pagers, computers and networking peripherals

-------------------------

Total             26,400

-------------------------
CONSUMER PRODUCTS (1.5%)
------------------------
Premark International, Inc.
600             30,300
Makes and sells commercial food equipment, home-decor materials, small appliances and exercise equipment

Tupperware Corporation
1,000             20,250
Makes a variety of household products

-------------------------

Total             50,550

-------------------------
COSMETICS & TOILETRIES (1.1%)
-----------------------------
Avon Products, Inc.
400              9,925
World's largest direct seller of cosmetics and beauty-related items

Kimberly-Clark Corporation
500             26,250
World's top maker of personal paper products including Kleenex and Scott

-------------------------

Total             36,175

-------------------------
DISTRIBUTION (0.6%)
-------------------
Tech Data Corporation*
900             20,953
World's #2 distributor of microcomputer products

-------------------------

Total             20,953

-------------------------
DIVERSIFIED SERVICES & MANUFACTURING (1.5%)
-------------------------------------------
Tyco International Ltd.
400             41,300
World leader in security and fire-protection

The accompanying Notes to Financial Statements are an integral part of this schedule.

THE CATHOLIC DISCIPLINED CAPITAL APPRECIATION FUND

Common Stocks (96.6%)
Shares     Market Value
===========================================================================================================================
Viad Corporation
350         $ 10,325
A leading provider of convention services; offers exhibit design and production services

---------------------------

Total                51,625

---------------------------
DRUGS & MEDICAL SUPPLIES (4.6%)
-------------------------------
AmeriSource Health Corporation*
800           18,950
Distributes wholesale pharmaceuticals and health care products

Bergen Brunswig Corporation, Class A
1,200           12,450
Distributes drugs and medical-surgical supplies; provides over-the-counter medications, beauty products and sundries

Forest Laboratories, Inc.*
700           29,488
Develops and manufactures name-brand and generic prescription and nonprescription pharmaceutical products

MedImmune, Inc.*
400           39,862
Develops drugs for transplants and infectious diseases

Schering-Plough Corporation
800           34,900
Develops and markets prescription drugs, animal health products, over-the-
counter drugs, and foot care and sun care products

STERIS Corporation*
1,300           17,875
World's largest provider of infection-prevention systems for the health care, research, food and industrial markets

---------------------------

Total               153,525

---------------------------
ELECTRONICS (3.7%)
------------------
Johnson Controls, Inc.
300           19,894
Makes automobile seats, interior systems and batteries, as well as environmental control systems for commercial buildings

L-3 Communications Holdings, Inc.*
300           11,325
Makes sophisticated secure communications products

Sanmina Corporation*
300           23,212
A contract manufacturer of high-end electronic components

SCI Systems, Inc.*
500           22,219
World's #2 contract manufacturer of electronic components

Texas Instruments, Inc.
600           49,350
Makes semiconductors, analog chips, logic chips and microprocessors

---------------------------

Total               126,000

---------------------------

The Catholic Funds    24          The accompanying Notes to Financial Statements
                                  are an integral part of this schedule.

                                                              25    877/222-2402

THE CATHOLIC DISCIPLINED CAPITAL APPRECIATION FUND

Common Stocks (96.6%)
Shares   Market Value
========================================================================================================================
FINANCIAL SERVICES (10.9%)
--------------------------
Ambac Financial Group, Inc.
500        $23,688
A financial holding company whose subsidiaries sell financial guaranty insurance

Citigroup Inc.
1,050         46,200
The largest financial services company (formed from the merger of Citicorp and
Travelers Group)

Deluxe Corporation
600         20,400
#1 check printer in the U.S.; a leading provider of electronic payment systems

Donaldson, Lufkin & Jenrette, Inc.
700         27,694
Does investment and merchant banking and provides funding for companies via direct investment as well as managing and underwriting securities

Freddie Mac
500         26,000
Buys conventional residential mortgages from banks and mortgage bankers

Household International, Inc.
600         24,075
Through its subsidiaries, provides co-branded and private-label credit cards, as well as financing for purchases

J.P. Morgan & Company
200         22,850
Offers a wide variety of commercial banking and investment services

Merrill Lynch & Company, Inc.
400         26,875
A retail/wholesale financial supermarket

Morgan Stanley Dean Witter & Company
500         44,594
Investment banking and retail brokerage company, leading credit card issuer

Paine Webber Group Inc.
700         25,375
Provides retail brokerage, investment banking, municipal securities underwriting, real estate, institutional stock and bond trading, asset management and transaction services with about 300 offices worldwide

The Bear Stearns Companies Inc.
800         30,750
A top U.S. securities trading, investment banking and brokerage firm

The Goldman Sachs Group, Inc.
450         27,450
A leader in global investment banking; one of the top U.S. IPO underwriters

Washington Mutual, Inc.
700         20,475
The largest U.S. thrift with more than 2,000 facilities

--------------------------

Total             366,426

--------------------------
FOOD & BEVERAGE (5.2%)
----------------------
General Mills, Inc.
300         24,338
Makes and markets a variety of food products including Cheerios, Gold Medal,
Betty Crocker, Bisquick, Hamburger Helper and Fruit Roll-Ups

Keebler Foods Company*
500         14,937
#2 cookie and cracker maker in the U.S.; #1 supplier of Girl Scout cookies

McCormick & Company, Inc.
1,100         36,369
World's #1 spice maker; also makes specialty food products

Ralston-Ralston Purina Group
700         19,469
World's largest dry dog and cat food producer

The accompanying Notes to Financial Statements are an integral part of this schedule.

THE CATHOLIC DISCIPLINED CAPITAL APPRECIATION FUND

Common Stocks (96.6%)
Shares   Market Value
====================================================================================================
Safeway Inc.*
700        $26,644
A food retailer with over 1,500 stores located in the U.S. and Canada

SUPERVALU, Inc.
1,100         23,994
Supplies about 4,800 grocery stores nationwide with brand-name and private-label merchandise; operates nearly 350 company-owned stores

The Quaker Oats Company
500         30,938
Produces a diverse line of food products

--------------------------

Total              176,689

--------------------------
HEALTH CARE SERVICES & SUPPLIES (4.9%)
Allergan, Inc.
300         33,000
A leading maker of eye care and skin care products with
worldwide distribution

Amgen, Inc.*
500         40,750
Makes and markets therapeutic products for hematopoiesis (blood cell production), inflammation, autoimmunity, neurobiology and soft-tissue repair

Bausch & Lomb, Inc.
300         19,781
#1 maker of contact lenses, lens care and eyedrops

Baxter International, Inc.
450         27,112
Produces blood transfusion systems, hemophilia treatments, home dialysis systems and intravenous products

Genzyme Corporation*
300         13,519
Researches gene therapy treatments for diseases and medical conditions

Mallinckrodt, Inc.
600         18,112
Manufactures and distributes health care products, including imaging agents for radiological, cardiological, urological and nuclear medicine applications

Wellpoint Health Networks, Inc.*
200         11,400
Serves about 32 million individuals nationally through HMOs, PPOs and specialty networks such as pharmacy benefits, dental and mental health plans

--------------------------

Total              163,674

--------------------------
INSTRUMENTS (0.9%)
Waters Corporation*
500         30,281
Makes high-performance liquid chromatography instruments that researchers, scientists and engineers use to separate and identify chemicals and materials

--------------------------

Total               30,281

--------------------------
INSURANCE (1.9%)
Aetna, Inc.
175          8,619
A leader in managed health care

American General Corporation
400         25,275
Provides retirement products, individual life insurance and consumer finance

Conseco, Inc.
500          9,656
Insurance holding company that owns over 30 insurance-related subsidiaries

The Catholic Funds    26
                 The accompanying Notes to Financial Statements are
                  an integral part of this schedule.

                                                              27    877/222-2402

THE CATHOLIC DISCIPLINED CAPITAL APPRECIATION FUND

Common Stocks (96.6%)                                       Shares        Market Value
======================================================================================
The Hartford Financial Services Group, Inc.                    500             $20,438
Offers life insurance, annuities, employee benefits
 administration, asset management and mutual funds
                                                            --------------------------
                                                            Total               63,988
                                                            --------------------------
MACHINERY--DIVERSIFIED (0.7%)
-----------------------------
Ingersoll-Rand Company                                         400              21,975
Makes mining equipment, air compressors, production
 equipment, bearings, components, power-generation
 pumps and architectural hardware
                                                            --------------------------
                                                            Total               21,975
                                                            --------------------------
MANUFACTURING (1.6%)
--------------------
American Standard Companies, Inc.*                             700              26,863
A leading maker of air-conditioning systems,
 plumbing products and automotive braking
 systems, with about 120 plants in 35 countries

Corning, Inc.                                                  400              27,425
One of the world's top makers of fiber-optic cable,
 which it invented more than 20 years ago
                                                            --------------------------
                                                            Total               54,288
                                                            --------------------------
MEDIA (0.8%)
------------
Gannett Co., Inc.                                              400              27,675
The largest newspaper publisher in the U.S.
 (its flagship being USA TODAY); also active
 in TV broadcasting
                                                            --------------------------
                                                            Total               27,675
                                                            --------------------------
OFFICE EQUIPMENT (0.5%)
-----------------------
Pitney Bowes, Inc.                                             300              18,281
The world's largest producer of postage meters;
 also makes other mailing equipment, copiers and
 fax machines
                                                            --------------------------
                                                            Total               18,281
                                                            --------------------------
OIL (5.5%)
----------
Chevron Corporation                                            350              31,062
Runs some 8,000 gas stations and has proved
 reserves of 4.7 billion barrels of oil and
 related products and 9.3 trillion cu. ft.
 of natural gas

Conoco, Inc., Class A                                          950              26,362
An integrated oil and gas company, exploring
 for petroleum in 15 countries

Murphy Oil Corporation                                         600              32,437
Explores for and produces oil and gas

The accompanying Notes to Financial Statements are an integral part of this schedule.

THE CATHOLIC DISCIPLINED CAPITAL APPRECIATION FUND

Common Stocks (96.6%)
Shares    Market Value
===========================================================================================================================
Texaco, Inc.
500        $ 31,562
Markets fuel and lubricants worldwide; operates transportation, trading and distribution facilities

USX-Marathon Group
1,100          32,175
The major revenue generator of USX's two business units (USX-U.S. Steel is the other); explores for and produces oil and gas in several countries

Ultramar Diamond Shamrock Corporation
1,300          33,150
#2 independent oil refining and marketing company in the U.S.

---------------------------

Total               186,748

---------------------------
PAINTING PRODUCTS (0.2%)
------------------------
The Sherwin-Williams Company
300           6,281
The U.S.'s largest paint company

---------------------------

Total                 6,281

---------------------------
PAPER PRODUCTS (0.6%)
---------------------
Georgia-Pacific Group
500          20,250
One of the leading manufacturers, distributors and wholesalers of building products as well as forest and paper products

---------------------------

Total                20,250

---------------------------
PHOTO EQUIPMENT & SUPPLIES (0.4%)
---------------------------------
Eastman Kodak Company
200          15,088
Makes cameras, film, and other photographic products

---------------------------

Total                15,088

---------------------------
PIPELINES (1.0%)
----------------
Enron Corporation
800          33,000
#1 buyer and seller of natural gas in the U.S.; builds and manages worldwide natural gas transportation, power generation, liquids and clean fuels facilities

---------------------------

Total                33,000

---------------------------
PRINTING & PUBLISHING (4.9%)
----------------------------
Dow Jones & Company, Inc.
600          32,025
Publishes the Wall Street Journal, Barron's and SmartMoney (jointly owned with
Hearst) and supplies information electronically to more than 1.1 million subscribers through the Dow Jones Newswires

Electronics for Imaging, Inc.*
400          20,562
Makes hardware-and-software systems that link computer networks to color copiers and desktop laser printers, enabling users to create high-quality color documents in their offices

The Catholic Funds    28          The accompanying Notes to Financial Statements
                                  are an integral part of this schedule.

                                                              29    877/222-2402

THE CATHOLIC DISCIPLINED CAPITAL APPRECIATION FUND

Common Stocks (96.6%)
Shares      Market Value
===========================================================================================================================
Knight-Ridder, Inc.
500          $ 27,438
Publishes newspapers including the Detroit Free Press, The Philadelphia Inquirer and The Miami Herald

Lexmark International Group, Inc., Class A*
400            32,200
A leading maker of computer printers and related products

R.R. Donnelley & Sons Company
900            25,987
A large commercial printer with about 50 printing plants globally

Valassis Communications, Inc.*
600            26,362
Publishes cents-off coupons and other promotional materials printed in freestanding, four-color inserts.

---------------------------

Total               164,574

---------------------------
RENTAL AUTOS & EQUIPMENT (0.5%)
-------------------------------
The Hertz Corporation, Class A
400            17,600
One of the world's top car rental businesses (Ford Motor owns 81% of Hertz)

---------------------------

Total                17,600

---------------------------
RETAIL (5.4%)
-------------
Best Buy Company, Inc.*
600            37,237
Sells home office products, consumer electronics, entertainment software and appliances throughout the U.S.

Dollar Tree Stores, Inc.*
400            15,975
Operates more than 1,200 discount stores in 32 states

Kmart Corporation*
2,100            24,544
Sells name-brand and private-label general merchandise

Kohl's Corporation*
400            26,450
Operates more than 230 family-oriented department stores

Lowe's Companies, Inc.
400            19,500
#2 U.S. home improvement retail chain

Ross Stores, Inc.
1,600            32,200
Operates a discount clothing chain; sells a variety of consumer products

The Gap, Inc.
750            24,000
Operates nearly 2,600 casual clothing stores throughout the world

---------------------------

Total               179,906

---------------------------
TELECOMMUNICATIONS (9.7%)
-------------------------
ALLTEL Corporation
450            31,669
Provides local phone service; has gained approval to provide competitive local access service

Bell Atlantic Corporation
800            53,850
#2 local phone company in the U.S.; it will soon approach old Ma Bell's size after its planned purchase of GTE

The accompanying Notes to Financial Statements are an integral part of this schedule.

THE CATHOLIC DISCIPLINED CAPITAL APPRECIATION FUND

Common Stocks (96.6%)
Shares      Market Value
===========================================================================================================================
CenturyTel, Inc.
800        $   32,500
Sells mainstream telecommunications services

Cincinnati Bell, Inc.*
1,900            36,931
Offers local exchange services

Lucent Technologies, Inc.
800            51,900
Leading U.S. maker of telecom equipment and software

SBC Communications, Inc.
700            35,744
Operates more than 37 million access lines in eight states and has agreed to buy
Ameritech in a deal that would create the nation's top local telephone company

Sprint Corporation
600            32,550
Provides local telephone service; distributes telecom equipment; publishes directories

Tellabs, Inc.*
400            22,775
Produces equipment used to transmit data, video and voice signals and develops related access and transport network systems

U S WEST, Inc.
500            28,531
Provides local phone and related services

---------------------------

Total               326,450

---------------------------
TRAVEL (0.5%)
-------------
Galileo International, Inc.
400            16,100
The second-largest CRS for the travel industry; its Galileo and Apollo booking systems allow travel agents to book plane, hotel and car rental reservations

---------------------------

Total                16,100

---------------------------
UTILITIES (2.0%)
----------------
Ameren Corporation
600            22,688
Serves about 1.5 million electricity customers and 300,000 natural gas customers in Missouri and Illinois

Public Service Enterprise Group Inc.
900            34,762
Through a subsidiary, provides electricity and natural gas in New Jersey

Unicom Corporation
300            11,081
In the energy business with a well-known subsidiary, Commonwealth Edison, serving 3.5 million customers in Illinois

---------------------------

Total                68,631

---------------------------
                                                              -------------------------------------------------------------
                                                              Total Common Stock (Cost $3,364,705)                3,250,991
                                                              -------------------------------------------------------------
*Nondividend-paying stock

The Catholic Funds    30          The accompanying Notes to Financial Statements
                                  are an integral part of this schedule.

                                                              31    877/222-2402

THE CATHOLIC DISCIPLINED CAPITAL APPRECIATION FUND


Principal
Short-Term Investments (3.8%)
Amount      Market Value
===========================================================================================================================
DEMAND NOTES (3.8%)
-------------------
Wisconsin Corporate Central Credit Union, 5.05%
$ 76,578       $   76,578
Wisconsin Electric Company, 5.02%
52,953           52,953
                                                             -------------------------------------------------------------
                                                             Total Short-Term Investments (Cost $129,531)         129,531
                                                             -------------------------------------------------------------
                                                             -------------------------------------------------------------
                                                             Total Investments (100.4%) (Cost $3,494,236)       3,380,522
                                                             -------------------------------------------------------------
                                                             -------------------------------------------------------------
                                                             Liabilities, less Other Assets (-0.4%)               (14,930)
                                                             -------------------------------------------------------------
                                                             -------------------------------------------------------------
                                                             Total Net Assets (100.0%)                         $3,365,592
                                                             -------------------------------------------------------------

The accompanying Notes to Financial Statements are an integral part of this schedule.

Statements of Assets & Liabilities

As of September 30, 1999

                                                                  The Catholic
                                                                   Disciplined
                                   The Catholic   The Catholic       Capital
                                  Equity Income     Large-Cap      Appreciation
                                       Fund        Growth Fund         Fund
===============================================================================
ASSETS
Investments, at cost               $3,452,758      $3,837,405       $3,494,236
Investments, at value              $3,320,584      $3,798,299       $3,380,522
Cash                                       --           3,952               --
Income receivable                      14,045           2,598            3,629
Other assets                            8,432           8,434            8,432
------------------------------------------------------------------------------
             Total Assets           3,343,061       3,813,283        3,392,583
------------------------------------------------------------------------------

LIABILITIES
Payable for investments purchased          --         216,111               --
Payable to affiliates                     791             703              662
Accrued expenses and
 other liabilities                     30,668          26,361           26,329
------------------------------------------------------------------------------
             Total Liabilities         31,459         243,175           26,991
------------------------------------------------------------------------------

------------------------------------------------------------------------------
Net Assets                         $3,311,602      $3,570,108       $3,365,592
------------------------------------------------------------------------------

NET ASSETS CONSIST OF
Paid in capital                    $3,458,661      $3,643,870       $3,474,001
Accumulated undistributed
net realized gains (losses)           (14,885)        (34,656)           5,305
Net unrealized (depreciation)
on investments                       (132,174)        (39,106)        (113,714)
------------------------------------------------------------------------------
Net Assets                         $3,311,602      $3,570,108       $3,365,592
------------------------------------------------------------------------------

CAPITAL STOCK, $.001 PAR VALUE
Authorized                         50,000,000      50,000,000       50,000,000
Issued and outstanding                347,011         364,985          347,236
Net asset value, redemption
price and minimum offering
price per share                         $9.54           $9.78            $9.69
Maximum offering price per share        $9.94          $10.19           $10.09

The Catholic Funds   32      The accompanying Notes to Financial Statements are
                             an integral part of this statement.

                                                              33    877/222-2402

Statements of Operations

For the Period Ended September 30, 1999*

                                                           The Catholic
                                                           Disciplined
                        The Catholic      The Catholic        Capital
                        Equity Income      Large-Cap       Appreciation
                            Fund          Growth Fund          Fund
=======================================================================
INVESTMENT INCOME
-----------------
Interest income            $15,572           $5,105            $ 4,455
Dividend income             18,666            4,445             14,711
           ------------------------------------------------------------
           Total Income     34,238            9,550             19,166
           ------------------------------------------------------------

EXPENSES
--------
Investment advisory fees     8,784           10,377             10,012
Portfolio accounting fees    9,721            9,721              9,721
Transfer agent fees
 and expenses                8,275            8,275              8,275
Federal and state
 registration fees           7,030            7,030              7,030
Audit fees                   4,000            4,000              4,000
Custody fees                 3,724            3,724              3,724
Legal fees                   3,447            3,447              3,447
Distribution fees            2,745            2,883              2,781
Printing and postage
 expenses                    1,448            1,448              1,448
Directors fees and expenses  1,241            1,241              1,241
Other                        2,069            2,069              2,069
           ------------------------------------------------------------
           Total Expenses   52,484           54,215             53,748
           ------------------------------------------------------------
Less waivers and
 reimbursements by adviser (34,367)         (34,038)           (34,281)
           ------------------------------------------------------------
           Net Expenses     18,117           20,177             19,467
           ------------------------------------------------------------
-----------------------------------------------------------------------
Net Investment
 Income (Loss)              16,121          (10,627)              (301)
-----------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------
Net realized gain (loss)
 on investments            (14,885)         (34,656)             5,606
Net change in unrealized
 depreciation on
 investments              (132,174)         (39,106)          (113,714)
           ------------------------------------------------------------
           Net Realized and Unrealized
           Loss on
           Investments    (147,059)         (73,762)          (108,108)
           ------------------------------------------------------------
-----------------------------------------------------------------------
Change in Net Assets
Resulting from
Operations               ($130,938)        ($84,389)         ($108,409)
-----------------------------------------------------------------------

        *Since May 3, 1999 (commencement of operations)

The accompanying Notes to Financial Statements are an integral part of this statement.

Statements of Changes in Net Assets

For the Period Ended September 30, 1999*

                                                                  The Catholic
                                                                   Disciplined
                                  The Catholic    The Catholic       Capital
                                 Equity Income     Large-Cap      Appreciation
                                     Fund         Growth Fund         Fund
==============================================================================
Operations
----------
Net investment income (loss)         $16,121       $(10,627)          $(301)
Net realized gain (loss)
on investments                       (14,885)       (34,656)          5,606
Net change in unrealized
(depreciation) on investments       (132,174)       (39,106)       (113,714)
            ----------------------------------------------------------------
            Change in Net Assets
            Resulting from
            Operations              (130,938)       (84,389)       (108,409)
            ----------------------------------------------------------------
Distributions to Shareholders
-----------------------------
Distributions from net
investment income                    (16,160)            --              --
Distributions from net
realized gains                            --             --              --
            ----------------------------------------------------------------
            Change in Net Assets
            from Distributions
            to Shareholders          (16,160)            --              --
            ----------------------------------------------------------------
Capital Share Transactions
--------------------------
Proceeds from shareholder
purchases                          3,342,590      3,654,497       3,474,001
Net asset value of shares
issued to shareholders in payment
of distributions declared             16,110             --              --
Cost of shares redeemed                   --             --              --
            ---------------------------------------------------------------
            Change in Net Assets
            from Capital
            Share Transactions     3,358,700      3,654,497       3,474,001
            ----------------------------------------------------------------
----------------------------------------------------------------------------
Change in Net Assets               3,211,602      3,570,108       3,365,592
----------------------------------------------------------------------------
Net Assets, Beginning of Period      100,000             --              --
----------------------------------------------------------------------------
Net Assets, End of Period         $3,311,602     $3,570,108      $3,365,592
----------------------------------------------------------------------------
Accumulated Undistributed
Net Investment Income                     --             --              --
----------------------------------------------------------------------------

        *Since May 3, 1999 (commencement of operations)

The Catholic Funds   34      The accompanying Notes to Financial Statements are
                             an integral part of this statement.

                                                              35    877/222-2402

Notes to Financial Statements

as of September 30, 1999

1.  Organization
The Catholic Funds, Inc. was incorporated on December 16, 1998, as a Maryland Corporation and is registered as a diversified open-end management investment company under the Investment Company Act of 1940. The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds (the "Funds") are separate, diversified portfolios of The Catholic Funds, Inc. The Funds, managed by Catholic Financial Services Corporation (the "adviser"), became effective on April 30, 1999, and commenced operations on May 3, 1999.

Costs incurred with the organization, initial registration and public offering of shares for each portfolio of the Funds have been paid by the adviser.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles "GAAP". The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

a) Investment Valuation
Securities traded over-the-counter or on a national securities exchange are valued on the basis of market value in their principal and most representative market. Securities where the principal and most representative market is a national securities exchange are valued at the latest reported sale price on such exchange. Exchange-traded securities for which there were no transactions are valued at the latest reported bid price. Securities traded on only over-the-counter markets are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' adviser. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the adviser under the supervision of the board of directors.

b) Delayed Delivery Transactions
The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

c) Federal Income Taxes
No provision for federal income taxes has been made since the Funds have complied to date with the provisions of the Internal Revenue Code available to regulated investment companies and intend to continue to so comply in future years. As of September 30, 1999, The Catholic Large-Cap Growth and Equity Income Funds had federal income tax capital loss carry-forwards of $31,362 and $13,699, respectively, expiring in the tax year ending September 30, 2007.

d) Distributions to Shareholders

All of the Funds except The Catholic Equity Income Fund pay dividends of net investment income annually. The Catholic Equity Income Fund pays dividends of net investment income quarterly. Distributions of net realized capital gains, if any, will be declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature. Accordingly, at September 30, 1999, reclassifications were recorded to increase undistributed net investment income by $39, $10,627 and $301, decrease paid-in-capital by $39, $10,627 and $0, and decrease accumulated undistributed net realized gains by $0, $0 and $301 for The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds, respectively.

e) Expenses

Each Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to a Fund are either allocated equally among the Funds or in proportion to their respective net assets when appropriate.

f) Other

For financial reporting purposes, investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on an accrual basis. Premiums and discounts on securities purchased are amortized using the level yield to maturity method.

3. Investment Advisory and Other Agreements with Related Parties

Each of the Funds has entered into an agreement with the adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the adviser a fee, computed daily and payable monthly, at the annual rate of the following percentages of average daily net assets: 0.80% for The Catholic Equity Income Fund; and 0.90% for The Catholic Large-Cap Growth and Disciplined Capital Appreciation Funds.

The Funds and the adviser have entered into sub-advisory agreements for each of the Funds. The sub-advisers are Todd Investment Advisors, Inc. "Todd" for The Catholic Equity Income Fund, Peregrine Capital Management, Inc. "Peregrine" for The Catholic Large-Cap Growth Fund and Vantage Investment Advisors, Inc. "Vantage" for The Catholic Disciplined Capital Appreciation Fund. The annual rates of their fees, payable from fees paid to the adviser, as a percent of average daily net assets under the sub-advisory agreements were as follows:

 . Todd: 0.38 of 1% on the first $10 million; 0.35 of 1% on the next $40 million;
  and 0.30 of 1% on average daily net assets over $50 million.

The Catholic Funds    36

                                                              37    877/222-2402

 . Peregrine: 0.50 of 1% on the first $25 million; 0.45 of 1% on the next $25 million; and 0.40 of 1% on average daily net assets over $50 million.

 . Vantage: 0.50 of 1% on the first $50 million; 0.45 of 1% on the next $50 million; and 0.40 of 1% of the Fund's average daily net assets over $100. Vantage has agreed to waive 10 basis points from the fee schedule for the first two years of the Fund's operations or until its total assets reach $35 million, whichever occurs first.

The adviser voluntarily agreed to reimburse its management fee to the extent that total annual operating expenses (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed 1.65% of the average daily net assets of The Catholic Equity Income Fund and 1.75% of the average daily net assets of The Catholic Large-Cap Growth and Disciplined Capital Appreciation Funds, respectively, computed on a daily basis. For the period ended September 30, 1999, expenses of $34,367, $34,038 and $34,281 were waived by the adviser in The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds, respectively. The adviser may terminate these waivers at any time.

The Funds have adopted a Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use annually 0.25% of its net assets, computed on a daily basis to finance certain activities relating to the distribution of its shares to investors. No remuneration has been paid by the Funds to any of the officers or affiliated Funds' directors. In addition to $500 per year and $250 per meeting, the Funds reimbursed unaffiliated directors for reasonable expenses incurred in relation to attendance at the meetings.

4. Capital Share Transactions

Transactions in shares of the Funds for the period ended September 30, 1999, were as follows:

                                                                    The Catholic
                                                                     Disciplined
                                    The Catholic    The Catholic       Capital
                                    Equity Income     Large-Cap     Appreciation
                                        Fund         Growth Fund        Fund
================================================================================
Shares sold                            345,341         364,985         347,236
Shares issued to holders in
reinvestment of distributions            1,670              --              --
Shares redeemed                             --              --              --
--------------------------------------------------------------------------------
Net Increase (Decrease)                347,011         364,985         347,236
--------------------------------------------------------------------------------

5. Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the period ended September 30, 1999, were as follows:

                                                                   The Catholic
                                                                    Disciplined
                                    The Catholic    The Catholic      Capital
                                    Equity Income    Large-Cap      Appreciation
                                        Fund         Growth Fund       Fund
================================================================================
Purchases
 .........

U.S. Government                        $580,018      $       --     $        --
Other                                 3,246,297       3,736,505       3,413,048

Sales
 .....

U.S. Government                         271,487              --              --
Other                                   130,396         170,045          53,949

At September 30, 1999, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes of $3,453,944, $3,840,699 and $3,494,236 were as follows:

                                                                   The Catholic
                                                                    Disciplined
                                    The Catholic    The Catholic      Capital
                                    Equity Income    Large-Cap      Appreciation
                                        Fund         Growth Fund       Fund
================================================================================
Appreciation                          $118,695        $207,322        $216,119
(Depreciation)                        (252,055)       (249,722)       (329,833)
--------------------------------------------------------------------------------
Net Appreciation (Depreciation)
on Investments                       $(133,360)       $(42,400)      $(113,714)
--------------------------------------------------------------------------------

The Catholic Funds    38

                                                              39    877/222-2402

Financial Highlights

For the Period Ended September 30, 1999*

                                                                              The Catholic
                                                                              Disciplined
                                                 The Catholic   The Catholic    Capital
                                                Equity Income   Large-Cap    Appreciation
                                                     Fund       Growth Fund       Fund
==========================================================================================
Net Asset Value, Beginning of Period                $10.00         $10.00     $10.00
------------------------------------------------------------------------------------------
Net investment income (loss)                          0.05          (0.03)    0.00(f)
Net realized and unrealized (loss) on investments    (0.46)         (0.19)    (0.31)
                          ----------------------------------------------------------------
                          Total from Investment
                          Operations                 (0.41)         (0.22)    (0.31)
                          ----------------------------------------------------------------

Distributions from net investment income             (0.05)          0.00      0.00
                          ----------------------------------------------------------------
                          Total Distributions        (0.05)          0.00      0.00
                          ----------------------------------------------------------------
------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $9.54          $9.78      $9.69
------------------------------------------------------------------------------------------
Total return (a)(b)                                  (4.06%)        (2.20%)    (3.10%)

Ratios to Average Net Assets
 ............................

Expenses (c)(d)                                       1.65%          1.75%     1.75%
Net investment income (loss) (c)(d)                   1.47%         (0.92%)    (0.03%)
Expenses (c)(e)                                       4.78%          4.70%     4.83%
Net investment income (loss) (c)(e)                  (1.66%)        (3.87%)    (3.11%)
Net assets, end of period                       $3,311,602     $3,570,108    $3,365,592
Portfolio turnover rate (b)                          18.29%          7.31%   2.44%

    *Since May 3, 1999 (commencement of operations).
(a) Based on net asset value, which does not reflect the sales charge.
(b) Not annualized.
(c) Annualized.
(d) Net of waivers and reimbursements by adviser.
(e) Gross of waivers and reimbursements by adviser.
(f) Less than one cent per share.

The accompanying Notes to Financial Statements are an integral part of this statement.

Report of Independent Public
Accountants



                                    ARTHUR
                                   ANDERSEN


To the Shareholders and Board of Directors of The Catholic Funds, Inc.:

We have audited the accompanying statements of assets and liabilities of The Catholic Funds, Inc. (a Maryland corporation, comprising The Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds (the "Funds")), including the schedules of investments, as of September 30, 1999, and the related statement of operations, the statement of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 1999, by correspondence with the custodians and brokers. As to securities purchased but not received, we requested confirmation from brokers and, when replies were not received, we carried out other alternative auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Catholic Funds, Inc. as of September 30, 1999, the results of their operations, changes in their net assets and their financial highlights for the period then ended, in conformity with generally accepted accounting principles.


                                                /s/ Arthur Andersen LLP

                                                ARTHUR ANDERSEN LLP



Milwaukee, Wisconsin
October 22, 1999


The Catholic Funds    40

A Note on Forward-Looking Statements

Except for historical information contained in this annual report for The Catholic Funds, Inc., the matters discussed in these reports may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser, sub-adviser and/or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to general risks described for each Fund in the current prospectus, other factors bearing on these reports include the accuracy of the adviser's, and any sub-adviser's or portfolio manager's forecasts and predictions, the appropriateness of the investment strategies designed by the adviser, any sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally could cause the actual results of any Fund to differ materially as compared to benchmarks associated with the particular Fund.

Board of Directors
 . Thomas Bausche
 . J. Michael Borden                                 . Firstar Mutual Fund Services, LLC
 . Daniel Doucette
 . Allan Lorge
 . Thomas Munninghoff
 . Daniel Steininger -- Chairman of the Board
 . Conrad Sobczak                                    . Arthur Andersen LLP
 . David Vollmar


                                                    . Quarles & Brady LLP
Officers
 . Allan Lorge -- President
 . Theodore Zimmer -- Vice President
 . Russell Kafka -- Treasurer
 . Joseph Wreschnig -- Secretary
 . Joann Van Der Loop -- Assistant Secretary         . Catholic Knights Insurance Society
 . Cheri Nagan -- Assistant Secretary                  Daniel Steininger, President
                                                      1100 West Wells Street
                                                      Milwaukee, WI 53233

Investment Adviser
 . Catholic Financial Services Corporation           . Catholic Order of Foresters
  1100 West Wells Street                              Robert Ciesla, High Chief Ranger
  Milwaukee, WI  53233                                355 Shuman Boulevard
                                                      PO Box 3012
                                                      Naperville, IL 60566-7012

Sub-Adviser
The Catholic Equity Income Fund                     . Catholic Knights of America
 . Todd Investment Advisors, Inc.                      John Kenawell, President
  101 S. 5th Street, Suite 3160                       3525 Hampton Avenue
  Louisville, KY 40202                                St. Louis, MO 63139-1980


The Catholic Large-Cap Growth Fund
 . Peregrine Capital Management, Inc.
  800 LaSalle Avenue, Suite 1850
  Minneapolis, MN 55402

The Catholic Disciplined Capital Appreciation Fund
 . Vantage Investment Advisors, Inc.
  405 Lexington Avenue
  New York, NY 10174


This report is intended for shareholders of The Catholic Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

                         [LOGO OF CATHOLIC FIN. SERV.]
                    CATHOLIC FINANCIAL SERVICES CORPORATION

                 1100 West Wells Street . Milwaukee, WI 53233
                                1-877-222-2402
                                  Member NASD
              The Catholic Funds are not available in all states.